Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Customers Revenue or Accounts Receivable (Details) - Customer Concentration Risk [Member]				3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2026		Dec. 31, 2025	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024
Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				32.00%		29.00%		34.00%		15.00%		29.00%
Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				21.00%		31.00%		23.00%		19.00%		22.00%	29.00%
Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				19.00%		19.00%		18.00%			[1]	13.00%	16.00%
Revenue Benchmark [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				18.00%		17.00%		18.00%		11.00%		13.00%	16.00%
Revenue Benchmark [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					[1]		[1]		[1]	44.00%		22.00%	37.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%		20.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	53.00%		49.00%									20.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%		18.00%									18.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	11.00%									11.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage												49.00%	87.00%

[1]	Represents less than 10%